Other Long-Term Liabilities - Weighted Average Assumptions Used to Calculate Share-Based Compensation Liability (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) year $ / shares	Dec. 31, 2018 CAD ($) year $ / shares	Dec. 31, 2017 CAD ($) year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	$ 7.88	$ 3.33	$ 11.82
Share price | $ / shares	$ 42.00	$ 32.94	$ 44.92
Expected volatility	26.70%	27.40%	27.10%
Expected dividend yield	3.60%	4.10%	2.50%
Risk free interest rate	1.70%	1.90%	1.80%
Expected forfeiture rate	4.30%	4.20%	5.00%
Expected stock option life | year	4.4	4.5	4.6
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Intrinsic value of vested stock options	$ 75,000,000	$ 27,000,000	$ 195,000,000